Basis of preparation, material accounting policies and estimates - Schedule of Cash Flow Statement (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of changes in accounting estimates [line items]
Cash used in operating activities	$ (6,711,490)	$ (10,470,724)
Cash used in investing activities	(9,827,700)	(24,616,323)
Cash flow from financing activities	(286,164)	49,230,396
Net (decrease) increase in cash and cash equivalents	$ (16,825,354)	14,143,349
Previously Reported
Disclosure of changes in accounting estimates [line items]
Cash used in operating activities		(8,336,912)
Cash used in investing activities		(26,750,135)
Cash flow from financing activities		49,230,396
Net (decrease) increase in cash and cash equivalents		14,143,349
Revision of Prior Period, Adjustment
Disclosure of changes in accounting estimates [line items]
Cash used in operating activities		(2,133,812)
Cash used in investing activities		2,133,812
Cash flow from financing activities		0
Net (decrease) increase in cash and cash equivalents		$ 0